Other current liabilities - Disclosure of other current liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Account payables - Non trade	€ 5,833	€ 12,284	€ 10,690
Input VAT, withholding tax	1,370	3,208	4,238
Personnel taxes	8,829	4,185	3,313
Share-based payment obligation	0	7,396	6,161
Lease liability short-term	12,578	14,001	13,713
AVPS liabilities	3,983	3,584	19,820
Other current liabilities	11,600	578	953
Total	€ 44,193	€ 45,236	€ 58,888